RPAR Risk Parity ETF

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 15.0%
Biotechnology - 0.3%
Corteva, Inc.	86,995	$3,825,170

Building Materials - 0.1%
Geberit AG	1,698	1,418,383

Chemicals - 1.1%
CF Industries Holdings, Inc.	27,401	1,244,553
Ecolab, Inc.	13,075	2,946,582
FMC Corp.	15,187	1,421,959
The Mosaic Co.	46,470	1,495,405
Nutrien Ltd.	70,020	4,250,017
PhosAgro PJSC - GDR	50,482	994,495
Sociedad Quimica y Minera de Chile S.A. - ADR	33,420	1,742,853
Yara International ASA	30,177	1,513,469
		15,609,333
Distribution & Wholesale - 0.1%
Ferguson PLC	10,043	1,451,972

Energy - Alternate Sources - 0.7%
Enphase Energy, Inc. (1)	10,112	1,756,758
First Solar, Inc. (1)	3,056	287,264
Plug Power, Inc. (1) (2)	40,975	1,067,809
Siemens Gamesa Renewable Energy S.A.	54,865	1,626,268
SolarEdge Technologies, Inc. (1) (2)	3,763	1,090,442
Vestas Wind Systems A/S	79,962	3,227,749
Xinyi Solar Holdings Ltd.	653,899	1,580,654
		10,636,944
Food - 0.2%
Leroy Seafood Group ASA	66,473	586,130
Mowi ASA	63,102	1,688,210
Salmar ASA	14,472	968,862
		3,243,202
Housewares - 0.1%
The Scotts Miracle-Gro Co.	6,935	1,087,616

Iron & Steel - 0.9%
Cleveland-Cliffs, Inc. (1) (2)	46,182	1,083,891
Fortescue Metals Group Ltd.	240,843	3,696,422
Mineral Resources Ltd.	15,949	640,049
Vale S.A. - ADR	418,747	7,985,505
		13,405,867
Machinery - Diversified - 1.7%
AGCO Corp.	8,963	1,233,488
CNH Industrial NV - Class A	163,939	2,703,354
Deere & Co. (2)	36,943	13,965,562
IDEX Corp.	2,929	656,096
Kubota Corp.	139,691	2,892,110
The Toro Co.	13,155	1,446,261
Xylem, Inc.	8,322	1,134,372
		24,031,243
Mining - 4.3%
Anglo American PLC	102,611	4,334,005
Antofagasta PLC	83,892	1,681,050
BHP Group Ltd. - ADR (2)	210,645	13,932,060
Boliden AB	23,941	833,909
China Molybdenum Co. Ltd. - Class H	2,534,826	1,981,619
First Quantum Minerals Ltd.	52,019	1,081,834
Freeport-McMoRan, Inc.	120,632	4,389,798
Ganfeng Lithium Co. Ltd. - H Shares	156,507	3,606,120
Glencore PLC	1,115,188	5,024,876
Ivanhoe Mines Ltd. (1)	89,187	718,493
Jiangxi Copper Co. Ltd. - H Shares	446,565	908,363
MMC Norilsk Nickel PJSC - ADR	134,092	4,404,922
NAC Kazatomprom JSC - GDR	21,087	594,653
Rio Tinto PLC (2) - ADR	138,667	10,409,732
South32 Ltd.	386,523	887,020
Southern Copper Corp.	67,614	4,231,960
Sumitomo Metal Mining Co. Ltd.	23,501	903,588
Teck Resources Ltd. - Class B	44,360	998,728
Vedanta Ltd. - ADR	75,237	1,238,401
		62,161,131
Oil & Gas - 5.3%
BP PLC - ADR	140,777	3,443,405
Canadian Natural Resources Ltd.	48,466	1,601,278
Cenovus Energy, Inc.	78,829	653,139
Chevron Corp.	80,907	7,829,370
China Petroleum & Chemical Corp. - H Shares - ADR	58,004	2,783,612
ConocoPhillips	55,390	3,075,807
Devon Energy Corp. (2)	27,448	811,088
Ecopetrol S.A. - ADR (2)	84,920	1,185,483
Eni S.p.A - ADR	74,298	1,826,245
EOG Resources, Inc.	24,624	1,662,613
Equinor ASA - ADR (2)	124,898	2,646,589
Exxon Mobil Corp.	178,683	9,741,797
Gazprom PJSC - ADR	483,803	4,017,500
Hess Corp.	11,859	815,306
Imperial Oil Ltd.	27,611	729,578
LUKOIL PJSC - ADR	29,549	2,504,573
Novatek PJSC - GDR	12,900	3,057,300
Occidental Petroleum Corp.	40,710	1,045,840
OMV AG	14,148	783,783
PetroChina Co. Ltd. - Class H - ADR (2)	123,489	5,385,355
Pioneer Natural Resources Co.	9,559	1,430,696
Repsol S.A.	67,087	768,571
Rosneft Oil Co PJSC - GDR	450,454	3,252,278
Royal Dutch Shell PLC - Class A - ADR	160,639	6,387,007
Suncor Energy, Inc.	59,315	1,105,893
Surgutneftegas PJSC - ADR	161,269	745,063
Tatneft PJSC - ADR	16,409	653,735
Total S.A. - ADR	110,029	4,873,184
Woodside Petroleum Ltd.	43,319	617,047
		75,433,135
Water - 0.2%
American Water Works Co., Inc.	7,757	1,413,713
Suez SA	25,446	590,245
Veolia Environnement S.A.	30,461	1,044,576
		3,048,534
Total Common Stocks
(Cost $175,768,605)		215,352,530

Exchange Traded Funds - 35.1%
SPDR Gold MiniShares Trust (1) (2)	7,980,611	144,129,835
Vanguard FTSE Developed Markets ETF (2)	1,370,981	71,921,663
Vanguard FTSE Emerging Markets ETF (2)	2,065,913	107,902,636
Vanguard Total Stock Market ETF (2)	770,883	179,746,789
Total Exchange Traded Funds
(Cost $428,011,844)		503,700,923

	Principal Amount
United States Treasury Obligations - 46.9%
United States Treasury Bills - 11.9%
0.016%, 12/09/21	$171,011,000	170,991,012

United States Treasury Inflation Indexed Bonds - 35.0%
2.125%, 2/15/40	15,525,701	23,633,280
2.125%, 2/15/41	38,370,201	59,106,356
0.750%, 2/15/42	43,617,060	54,428,925
0.625%, 2/15/43	40,642,402	49,678,809
1.375%, 2/15/44	42,585,943	60,009,371
0.750%, 2/15/45	41,725,662	52,759,701
1.000%, 2/15/46	36,759,947	49,265,483
0.875%, 2/15/47	34,606,978	45,760,930
1.000%, 2/15/48	32,902,456	45,105,393
1.000%, 2/15/49	30,806,571	42,591,942
0.250%, 2/15/50	17,794,230	20,739,826
		503,080,016
Total United States Treasury Obligations
(Cost $642,791,384)		674,071,028

	Shares
Short-Term Investments - 0.0% (5)
Money Market Funds - 0.0% (5)
First American Government Obligations Fund - Class X, 0.036% (6)	100,000	100,000
Total Short-Term Investments
(Cost $100,000)		100,000

Investments Purchased With Collateral From Securities Lending - 16.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.130% (6)	231,674,938	231,674,938
Total Investments Purchased With Collateral From Securities Lending
(Cost $231,674,938)		231,674,938
Total Investments In Securities - 113.1%
(Cost $1,478,346,771)		1,624,899,419
Liabilities in Excess of Other Assets - (13.1)%		(188,227,165)
Total Net Assets - 100.0%		$1,436,672,254

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of August 31, 2021. Total loaned securities had a value of $227,200,180 or 15.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Rate represents the annualized effective yield to maturity from the purchase price.
(4)	Zero coupon security.
(5)	Does not round to 0.1% or (0.1)%, as applicable.
(6)	The rate quoted is the annualized seven-day effective yield as of August 31, 2021.

SCHEDULE OF FUTURES CONTRACTS at August 31, 2021 (Unaudited)

The RPAR Risk Parity ETF (the “Fund”) had the following futures contracts outstanding with PhillipCapital.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
10-Year U.S. Treasury Note Futures (12/21)	1,887	$251,039,481	$786,566	$251,826,047
Ultra Long-Term U.S. Treasury Bond Futures (12/21)	1,276	250,903,345	827,530	251,730,875
		$501,942,826	$1,614,096	$503,556,922

Summary of Fair Value Exposure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2021:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$215,352,530	$–	$–	$215,352,530
Exchange Traded Funds	-	503,700,923	-	-	503,700,923
United States Treasury Obligations (2)	-	-	674,071,028	-	674,071,028
Short-Term Investments	-	100,000	-	-	100,000
Investments Purchased With Collateral From Securities Lending (3)	231,674,938	-	-	-	231,674,938
Total Investments in Securities	$231,674,938	$719,153,453	$674,071,028	$–	$1,624,899,419

Other Financial Instruments (4)
Interest Rate Contracts - Futures	$-	$1,614,096	$-	$-	$1,614,096

(1) See Schedule of Investments for industry breakout.
(2) See Schedule of Investments for the security type breakout.
(3) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(4) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.